Taxes	12 Months Ended
Jul. 31, 2026
Taxes [Abstract]
TAXES

NOTE 14 — TAXES

(a) Income taxes

Cayman Islands. The Company and Bao Cayman are not subject to tax on income or capital gains, and no withholding tax is imposed on dividends.

Japan. CTW Japan is subject to national corporate, inhabitant and enterprise taxes at a combined statutory rate of approximately 34.59% for the years ended July 31, 2026, 2025 and 2024. The Defense Special Corporate Tax, enacted on March 31, 2025, increases the combined rate to approximately 35.43% for fiscal years beginning on or after April 1, 2026 (for CTW Japan, from the fiscal year beginning August 1, 2026). In accordance with ASC 740, Income Taxes, the effect of the change in enacted tax rate is recognized in the period of enactment, including the remeasurement of deferred tax assets and liabilities using the newly enacted tax rate. Accordingly, deferred tax balances are measured at the applicable enacted tax rates based on the expected timing of reversal of temporary differences. The impact of this change was not material to the Company’s consolidated financial statements. CTW Japan qualifies as a small or medium-sized corporation, so tax losses can be fully offset and carried forward for ten years.

Singapore. The Group’s subsidiary in Singapore is subject to Singapore Corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Hong Kong. CTW HK is subject to Hong Kong profits tax at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, CTW HK did not generate any assessable profits arising in or derived from Hong Kong for the years ended July 31, 2026, 2025 and 2024, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC. The Group’s subsidiaries and VIEs that are incorporated in the PRC are subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and tax exemptions may be granted on a case-by-case basis. During the years ended July 31, 2026, 2025 and 2024, substantially all of the Group’s subsidiaries and VIEs in the PRC qualified for preferential tax treatment as small and low-profit enterprises, resulting in a reduced effective tax rate. However, CTW Shanghai ceased to qualify for such preferential tax treatment beginning in the calendar year 2026 and is subject to the standard statutory enterprise income tax rate of 25%.

Taiwan. The Group’s VIE that are incorporated in Taiwan is subject to corporate income taxes at the rate of 20% on the estimated assessable profits.

United States. The Group’s subsidiary that is incorporated in Delaware, USA is subject to Federal 21%, plus New York State (6.5% and the MTA surcharge) and New York City (8.85%) taxes, for a combined rate of approximately 34.7%.

(Loss) income before income tax:

	For the years ended July 31,
	2026	2025	2024
Japan	$(9,405,047)	$(999,790)	$4,500,978
Foreign	3,579,208	5,405,119	3,695,249
(Loss) income before income tax	$(5,825,839)	$4,405,329	$8,196,227

Domestic amounts are those of the CTW Japan, which are domiciled in the Japan; foreign amounts include consolidation adjustments.

Components of the income tax (benefit) expense:

	For the years ended July 31,
	2026	2025	2024
Current – Japan	$3,403	$3,734	$3,551
Current – outside Japan	702,398	65,998	480,272
Total current tax provision	705,801	69,732	483,823

Deferred – Japan	(1,609,101)	(346,791)	1,556,888
Deferred – outside Japan	(790,871)	853,825	177,877
Total deferred tax provision	(2,399,972)	507,034	1,734,765

Total income tax (benefit) expense	$(1,694,171)	$576,766	$2,218,588

Under ASU 2023-09, the reconciliation of income tax at the statutory rate to the income tax benefit for the year ended July 31, 2026 was as follows:

	Year ended July 31, 2026
	Amount	Percent
(Loss) before income tax	$(5,825,839)
Income tax at the Japanese statutory rate (34.59%)	$(2,015,158)	34.59%
Effect of change in tax law – Japan Defense Special Corporate Tax	58,573	(1.01)%
Nondeductible share-based compensation and other permanent items – Japan	661,890	(11.36)%
Foreign tax effects:
Singapore
Statutory tax rate difference (17%)	(157,831)	2.71%
Prior-year current tax true-up	570,255	(9.79)%
Release of opening deferred tax liability on developer advances	(994,720)	17.07%
Other	(13,416)	0.23%
PRC
Statutory tax rate differences (25%; 5% for small low-profit enterprises)	(379,677)	6.52%
Development payroll deducted locally and capitalized in consolidation	(717,239)	12.31%
Other	24,553	(0.42)%
Cayman Islands entities and consolidation adjustments not subject to tax	413,359	(7.10)%
Other jurisdictions (Taiwan and the United States)	(29,315)	0.50%
Other adjustments – Japan:
Capitalized development payroll of subsidiaries and VIEs without Japanese tax basis	1,127,911	(19.36)%
Prior-year tax-loss carryforward true-up	(137,194)	2.35%
Other (lease deferred balance true-up and per-capita levy)	(106,162)	1.82%
Income tax benefit / effective tax rate	$(1,694,171)	29.08%

The Company is domiciled in the Cayman Islands, which does not impose income tax. Because the Group conducts its operations principally through CTW Japan, the reconciliation uses Japan’s combined national and local statutory income tax rate of 34.59%, consistent with prior periods. Foreign tax effects are measured on each jurisdiction’s pretax results as determined for the income tax provision.

For the years ended July 31, 2025 and 2024, the reconciliation from the Japanese statutory rate to the effective tax rate, presented under the requirements in effect before the prospective adoption of ASU 2023-09, was:

	For the years ended July 31,
	2025	2024
Japanese statutory rate	34.59%	34.59%
Tax rate differences in non-Japan subsidiaries	(21.72)%	(6.82)%
Nondeductible expenses	0.06%	—
Change in valuation allowance	0.16%	(0.70)%
Effective tax rate	13.09%	27.07%

Deferred tax assets and liabilities:

	As of July 31,
	2026	2025
Tax loss carryforwards	$1,248,523	$357,947
Transfer-pricing true-ups deductible when invoiced and unrealized foreign exchange	1,395,024	—
Lease liabilities	1,023,723	1,555,157
Film amortization	325,199	165,146
Fixed assets, software and asset retirement obligations	171,323	193,883
Other	25,910	—
Gross deferred tax assets	$4,189,702	$2,272,133
Valuation allowance	—	(49,909)
Prepaid royalties and advances to game developers	(4,550,388)	(5,156,113)
Right-of-use assets	(950,986)	(1,534,321)
Capitalized software (development payroll of subsidiaries and VIEs)	(1,103,721)	—
Transfer-pricing true-up receivables taxable when invoiced	(774,948)	—
Realized contingent gain	—	(1,607,769)
Foreign-sourced interest, prepaid expenses and unrealized foreign exchange (Singapore)	(214,958)	(83,115)
Other	(121,561)	—
Gross deferred tax liabilities	$(7,716,562)	$(8,381,318)
Net deferred tax liabilities	$(3,526,860)	$(6,159,094)
Presented as: deferred tax assets, net	102,939	49,067
Presented as: deferred tax liabilities, net	(3,629,799)	(6,208,161)

The deferred tax liability of $1,607,769 at July 31, 2025 relating to the MTGOX recovery gain reversed during FY2026 when the gain became taxable in Japan, with the reversal reflected in the deferred tax benefit for Japan. The gain was included in the FY2026 current tax computation and fully offset by current-year tax losses, resulting in no incremental current income tax expense attributable to the gain and no remaining related deferred tax liability at July 31, 2026.

The valuation allowance of $49,909 at July 31, 2025 (Taiwan) was released in FY2026 ($47,701, with FX of $2,208) because no Taiwan tax losses remained under the filed returns. No valuation allowance was recorded at July 31, 2026. For Japan, which has cumulative losses for the three most recent years, management concluded that the deferred tax assets are more likely than not to be realized, primarily through the scheduled reversal of existing taxable temporary differences within the ten-year carryforward period. For Singapore, the tax loss is expected to be realized against the reversal of the transfer-pricing true-up in FY2027 and the entity’s cost-plus margin.

Movement in the valuation allowance for the years ended July 31, 2026, 2025 and 2024 is as follows:

	For the years ended July 31,
	2026	2025	2024
Beginning balance	$49,909	$56,911	$—
Additions	—	—	58,230
Release	(47,701)	(11,560)	—
Foreign currency translation	(2,208)	4,558	(1,319)
Ending balance	—	$49,909	$56,911

As of July 31, 2026, the Group had tax loss carryforwards of approximately ¥298.6 million (approximately $1.9 million) in Japan (expiring in the fiscal years ending July 31, 2032 to 2036), US$2.6 million in Singapore (no expiry), US$0.2 million for U.S. federal purposes (no expiry), and RMB 2.9 million (approximately $430,000) in the PRC (expiring in calendar 2031). Utilization is subject to applicable jurisdictional limitations, including the Singapore ownership test and the limitation on U.S. federal net operating loss deductions.

Income taxes paid (refunded), net, were as follows:

	For the years ended July 31,
	2026	2025	2024
Income taxes paid (refunded), net	$(292,899)	$4,527	$6,928

For the year ended July 31,
2026
Japan	3,403
Foreign – Singapore	(332,660)
Foreign – Taiwan	35,562
Foreign – PRC	796
Cayman Islands – federal or equivalent	—
Cayman Islands – state and local	—
Total foreign income taxes paid (refunded)	$(296,302)
Total income taxes paid (refunded)	$(292,899)

The Singapore refund followed an amended tax assessment relating to the fiscal year ended July 31, 2025. Jurisdictional disaggregation is presented for the year ended July 31, 2026 under the prospective adoption of ASU 2023-09.

There were no unrecognized tax benefits as of July 31, 2026 and 2025. Interest and penalties, if any, are classified in income tax expense. Tax years open to examination: Japan, fiscal years 2021 to 2026; Singapore, year of assessment 2025 onward; Taiwan, calendar 2023 onward; PRC, calendar 2024 onward; United States, fiscal 2025 onward.

(b) Tax payable

	As of July 31,
	2026	2025
Income taxes payable	$1,054,431	$52,758
Consumption tax payable – Japan	196,847	240,724
Accrued Taiwan business tax (Note 18)	496,607	—
VAT and other taxes – PRC	26,713	—
Total tax payable	$1,774,598	$293,482